Other Operating (Losses) Gains, Net	12 Months Ended
Dec. 31, 2019
Other Operating (Losses) Gains, Net [Abstract]
OTHER OPERATING GAINS (LOSSES), NET

8. OTHER OPERATING (LOSSES) GAINS, NET

Years ended December 31,	2019	2018	2017
Insurance proceeds	$—	$—	$6,171
Loss on disposal of assets	(862)	(353)	(269)
Other	—	1,096	—
Other operating (losses) gains, net	$(862)	$743	$5,902